LVIP American Century International Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.08%
Australia–1.38%
CSL Ltd.	10,916	$1,718,061
†NEXTDC Ltd.	76,752	549,734
		2,267,795
Austria–0.36%
Erste Group Bank AG	8,520	589,337
		589,337
Belgium–0.46%
UCB SA	4,264	750,739
		750,739
Canada–3.77%
Canadian Pacific Kansas City Ltd.	12,629	886,281
†Capstone Copper Corp.	185,342	954,369
GFL Environmental, Inc.	31,054	1,500,219
Intact Financial Corp.	9,112	1,861,658
†Shopify, Inc. Class A	10,435	992,704
		6,195,231
China–0.19%
†GDS Holdings Ltd. ADR	12,625	319,791
		319,791
Denmark–2.65%
Novo Nordisk AS Class B	51,534	3,523,807
Pandora AS	5,437	833,281
		4,357,088
France–16.47%
Accor SA	20,457	932,946
Air Liquide SA	21,507	4,085,149
Airbus SE	13,806	2,431,038
BNP Paribas SA	9,754	815,233
Bureau Veritas SA	49,905	1,514,121
Cie de Saint-Gobain SA	14,658	1,460,182
Dassault Systemes SE	31,690	1,206,524
EssilorLuxottica SA	7,482	2,156,076
Hermes International SCA	773	2,033,854
L'Oreal SA	3,718	1,381,953
LVMH Moet Hennessy Louis Vuitton SE	2,680	1,659,665
Publicis Groupe SA	6,057	571,469
Safran SA	5,608	1,476,493
Schneider Electric SE	10,786	2,489,897
Societe Generale SA	63,335	2,857,288
		27,071,888
Germany–12.70%
adidas AG	4,334	1,022,219
Commerzbank AG	65,410	1,496,905
Deutsche Boerse AG	5,172	1,526,048
Infineon Technologies AG	39,866	1,328,928
Rheinmetall AG	1,112	1,591,186
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
SAP SE	24,302	$6,511,711
Siemens AG	8,597	1,985,445
†Siemens Energy AG	39,833	2,361,379
Symrise AG	17,957	1,861,674
†Zalando SE	34,427	1,194,110
		20,879,605
Hong Kong–1.15%
AIA Group Ltd.	125,600	950,775
Hong Kong Exchanges & Clearing Ltd.	21,100	938,617
		1,889,392
India–0.47%
†MakeMyTrip Ltd.	7,939	777,943
		777,943
Indonesia–0.63%
Bank Central Asia Tbk. PT	2,016,300	1,034,937
		1,034,937
Ireland–2.56%
Experian PLC	39,209	1,816,760
Kerry Group PLC Class A	22,902	2,398,176
		4,214,936
Israel–0.41%
†Global-e Online Ltd.	18,865	672,537
		672,537
Italy–2.35%
Ferrari NV	7,031	3,002,661
†Saipem SpA	374,689	869,333
		3,871,994
Japan–18.48%
Asics Corp.	38,300	812,250
BayCurrent, Inc.	28,200	1,222,021
Fast Retailing Co. Ltd.	4,500	1,339,611
Hirose Electric Co. Ltd.	4,000	463,336
Hitachi Ltd.	109,200	2,563,951
Hoya Corp.	14,300	1,613,875
Keyence Corp.	8,300	3,263,642
Kobe Bussan Co. Ltd.	32,100	747,365
Mitsubishi Heavy Industries Ltd.	140,500	2,412,889
MonotaRO Co. Ltd.	76,600	1,430,944
NEC Corp.	101,000	2,151,373
NTT Data Group Corp.	44,800	811,554
Panasonic Holdings Corp.	41,200	491,495
†Rakuten Bank Ltd.	32,400	1,408,894
Recruit Holdings Co. Ltd.	27,900	1,445,533
Ryohin Keikaku Co. Ltd.	40,000	1,092,740
Sony Group Corp.	81,000	2,049,542
LVIP American Century International Fund–1

LVIP American Century International Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	114,800	$2,952,037
Terumo Corp.	111,800	2,103,631
		30,376,683
Netherlands–4.44%
†Adyen NV	1,369	2,098,397
ASML Holding NV	6,342	4,196,965
Heineken NV	12,391	1,010,366
		7,305,728
New Zealand–0.45%
†Xero Ltd.	7,566	739,528
		739,528
Singapore–0.51%
Trip.com Group Ltd. ADR	13,253	842,626
		842,626
Spain–1.70%
†Cellnex Telecom SA	11,232	399,283
Iberdrola SA	148,892	2,404,319
		2,803,602
Sweden–0.87%
Hexagon AB Class B	133,590	1,428,046
		1,428,046
Switzerland–9.41%
Alcon AG	12,400	1,176,574
Cie Financiere Richemont SA Class A	11,489	2,005,586
DSM-Firmenich AG	15,002	1,485,169
†Galderma Group AG	18,437	1,949,983
Lonza Group AG	3,956	2,443,897
†On Holding AG Class A	24,093	1,058,165
Partners Group Holding AG	1,076	1,531,365
UBS Group AG	75,802	2,328,228
Zurich Insurance Group AG	2,129	1,486,059
		15,465,026
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan–0.84%
Taiwan Semiconductor Manufacturing Co. Ltd.	49,000	$1,379,986
		1,379,986
United Kingdom–15.62%
†ARM Holdings PLC ADR	5,471	584,248
Ashtead Group PLC	9,304	503,037
AstraZeneca PLC	37,717	5,538,540
BAE Systems PLC	56,808	1,147,094
Barclays PLC	572,096	2,151,099
BP PLC	129,299	725,555
Compass Group PLC	66,740	2,207,510
Diageo PLC	26,820	700,877
Haleon PLC	411,461	2,077,961
Lloyds Banking Group PLC	713,064	668,794
London Stock Exchange Group PLC	29,007	4,308,326
RELX PLC	60,600	3,043,976
Segro PLC	118,255	1,057,653
Unilever PLC	16,066	958,610
		25,673,280
United States–1.21%
CRH PLC	22,640	1,991,641
		1,991,641
Total Common Stock (Cost $122,945,916)		162,899,359

MONEY MARKET FUND–0.52%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.29%)	859,131	859,131
Total Money Market Fund (Cost $859,131)		859,131

TOTAL INVESTMENTS–99.60% (Cost $123,805,047)	163,758,490
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	650,109
NET ASSETS APPLICABLE TO 15,120,759 SHARES OUTSTANDING–100.00%	$164,408,599

ΔSecurities have been classified by country of origin.
†Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
LVIP American Century International Fund–2